INCOME TAXES - Summary of Net Deferred Income Tax Liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance – beginning of year	$ 10,975	$ 9,073	$ 9,344
Deferred income tax expense (recovery)	557	640	(241)
Deferred income tax (recovery) expense included in other comprehensive income	(6)	4	(5)
Foreign exchange adjustments	41	(29)	(25)
Business combinations (note 6,7,8)	(116)	1,287	0
Balance – end of year	$ 11,451	$ 10,975	$ 9,073